CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of long-lived assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 82,584	$ 84,403
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	62,531	64,018
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	3,828	4,564
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	6,159	5,620
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,025	9,117
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,041	$ 1,084